Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life

Estimated useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Land	Not depreciated
Equipment	5 - 8 years
Furniture and fixtures	5 years
Computer hardware	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Construction in process	Not depreciated